Summary of Significant Accounting Policies - Schedule of Disaggregates Revenue of Product Categories (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Disaggregates Revenue of Product Categories [Line Items]
Total revenue	$ 797,148,640	$ 672,662,697	$ 552,526,182
Total revenue percentage	100.00%	100.00%	100.00%
Basic Chemical [Member]
Schedule of Disaggregates Revenue of Product Categories [Line Items]
Total revenue	$ 524,640,932	$ 517,028,431	$ 459,370,162
Total revenue percentage	65.80%	76.90%	83.10%
Plastic Particles [Member]
Schedule of Disaggregates Revenue of Product Categories [Line Items]
Total revenue	$ 272,389,920	$ 144,501,261	$ 61,124,868
Total revenue percentage	34.20%	21.50%	11.10%
Other Products [Member]
Schedule of Disaggregates Revenue of Product Categories [Line Items]
Total revenue	$ 117,788	$ 11,133,005	$ 32,031,152
Total revenue percentage	0.00%	1.60%	5.80%
Prepaid Sales [Member]
Schedule of Disaggregates Revenue of Product Categories [Line Items]
Total revenue	$ 684,821,498	$ 572,256,802	$ 532,972,031
Total revenue percentage	85.90%	85.10%	96.50%
Sales on Credit [Member]
Schedule of Disaggregates Revenue of Product Categories [Line Items]
Total revenue	$ 112,327,142	$ 100,405,895	$ 19,554,151
Total revenue percentage	14.10%	14.90%	3.50%